Financial Instruments - Fair Value Inputs, Liabilities, Quantitative Information (Details)	9 Months Ended
Sep. 29, 2015 USD ($) $ / shares
Fair Value Disclosures [Abstract]
Calculated aggregate value | $	$ 5,287
Weighted average exercise price	$ 0.30
Closing price per share of common stock	$ 0.40
Volatility	137.00%
Weighted average remaining expected life (years)	4 years 2 months 12 days
Risk-free interest rate	1.40%
Dividend yield	0.00%